SCHEDULE OF COMMON SHARES RESERVED FOR FUTURE ISSUANCE (Details) - Notable Labs Inc [Member] - shares	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common shares reserved for future issuance	14,615,810	20,828,192
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	2,315,579	8,863,394
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	3,556,173	6,674,734
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	1,510,138
Series C Warrants To Purchase Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	1,510,138
Equity Option [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	2,847,484	4,748,713
Stock Options Authorized For Future Issuance [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	2,876,298	541,351